Related party transactions - Additional Information (Detail)	1 Months Ended	9 Months Ended
	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Loans to affiliates		$ 75,041,000	$ 219,649,000
Number of vessels | Vessel		2
MOL Beyond [Member]
Related Party Transaction [Line Items]
Lease expiration term		11 years
Option to purchase vessels upon term of lease contracts		9 years
Charter contract term		8 years
Y M Window [Member]
Related Party Transaction [Line Items]
Lease expiration term		12 years
Option to purchase vessels upon term of lease contracts		9 years 6 months
Charter contract term		10 years
Series G Preferred Shares [Member]
Related Party Transaction [Line Items]
Percentage of gross proceeds paid as advisory fees		1.00%
Maximum [Member]
Related Party Transaction [Line Items]
Maximum number of common stock that may be issued for arrangement fees and transaction fees		50.00%
GCI [Member]
Related Party Transaction [Line Items]
Loans to affiliates		$ 75,041,000	219,649,000
Business acquisition, repayment from subsidiaries	$ 107,500,000
Interest receivable on loans to affiliate		6,853,000	9,667,000
Amounts due from related other parties included in accounts receivable		7,221,000	4,530,000
Amounts payable to related parties included in accounts payable and accrued liabilities		2,040,000	1,500,000
GCI [Member] | Vessels [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 68,188,000	209,982,000
Notice period for loans receivables		45 days
GCI [Member] | Vessels [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Receivable interest rate		5.00%
Receivable interest rate		interest at 5% per annum
GCI [Member] | Vessels [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Receivable interest rate		6.00%
Receivable interest rate		interest at 6% per annum
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due from related other parties included in accounts receivable		$ 570,000	588,000
Amounts payable to related parties included in accounts payable and accrued liabilities		639,000	$ 265,000
Time Charter Contracts [Member]
Related Party Transaction [Line Items]
Fair value of intangible assets		16,200,000
Bareboat Charter Contracts [Member]
Related Party Transaction [Line Items]
Fair value of other long-term liabilities		$ 16,200,000